Prepaid expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepaid expenses
Prepaid hosting fees and software licenses	$ 4,129	$ 5,155
Prepaid rent	367	2,550
Prepaid insurance	2,396	1,064
Advance payments to the Group's partners for online payment services	89	364
Prepaid insurance and other goods and services	$ 484	$ 337